Note 20 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
(in thousands)	2024	2023
Current expense (benefit):
State	$204	$-
Total current expense (benefit)	204	-

Deferred expense (benefit):
Foreign	$(210)	$-
Total deferred expense (benefit)	(210)	-
Total income tax expense (benefit)	$(6)	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
(in thousands)	2024	2023

Income tax benefit, statutory rates	$(377)	$(4,261)
State taxes on income, net of federal benefit	155	(625)
Net operating loss expirations	147,967	5,875
Intangibles	-	613
Research and development tax credit	(430)	490
Foreign rate differential	(254)	37
Stock compensation	24	464
Employee related and other	508	(575)
Nondeductible debt	429	-
Change in fair value of warrant liability	(2,201)	-
Change in state tax rates	-	23,993
Income tax expense / (benefit), statutory rates	145,821	26,011
Valuation allowance	(145,827)	(26,011)
Income tax benefit, net	$(6)	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
(in thousands)	2024	2023

Long-term deferred assets:
Net operating loss carryforwards (federal and state)	$39,637	$158,926
Research and development tax credit	266	17,081
Compensation expense on stock	3,539	3,940
Other accrued	1,476	1,386
Capitalized R&D expenses	5,122	3,606
Depreciation	343	355
Total long-term deferred tax assets	50,383	185,294
Long-term deferred liabilities:
IPR&D	(2,757)	(5,058)
Total long-term deferred tax liabilities	(2,757)	(5,058)
Valuation allowance	(52,154)	(185,294)
Deferred tax liabilities, net	$(4,528)	$(5,058)